Earnings Per Common Share Applicable to Common Shareholders of MUFG [Text Block] (Tables)	6 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Reconciliations of Net Income (Loss) and Weighted Average Number of Common Shares Outstanding Used for Computation of Basic EPS to Adjusted Amounts for Computation of Diluted EPS [Table Text Block]

	Six months ended September 30,
	2015	2016
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥381,307	¥750,883
Effect of dilutive instruments:
Performance-based stock compensation plan, stock acquisition rights and restricted stock units	(1,573)	(1,416)

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥379,734	¥749,467

	Six months ended September 30,
	2015	2016
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	13,947,620	13,652,274
Effect of dilutive instruments:
Performance-based stock compensation plan and stock acquisition rights	17,644	15,057

Weighted average common shares for diluted computation	13,965,264	13,667,331

	Six months ended September 30,
	2015	2016
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥27.34	¥55.00

Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥27.19	¥54.84